Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Composition of Loan Portfolio
The following represents the composition of the Company’s loan portfolio as of December 31:

	% of Total Loans
	2025	2024
Commercial real estate loans	39.30%	35.13%
Residential real estate loans	34.94%	35.18%
Commercial and industrial loans	13.97%	14.92%
Consumer loans	11.79%	14.77%
	100.00%	100.00%